RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

4.RELATED PARTY TRANSACTIONS

MLAI owns 50 Class D Units which represent less than 1% of the Fund’s Net Asset Value as of December 31, 2017 and 2016.

MLAI, the Fund and certain other FuturesAccess Funds, MLAI’s HedgeAccess® Program of hedge funds and other BofA Corp. funds (each a “Serviced Fund” and collectively, the “Serviced Funds”) have entered into a transfer agency and investor services agreement with Financial Data Services, LLC (the “Transfer Agent”), a wholly owned subsidiary of BofA Corp. and affiliate of MLAI.  The Transfer Agent provides registrar, distribution disbursing agent, transfer agent and certain other services related to the issuance, redemption, exchange and transfer of Units.  The fees charged by the Transfer Agent for its services were 0.02% per year of the aggregate net assets of the Serviced Funds. The fee is paid monthly in arrears.  The Transfer Agent also receives reimbursement for its out-of-pocket expenses and certain extraordinary expenses.  MLAI allocates the Transfer Agent fees to each of the Serviced Funds, including the Fund, on a monthly basis based on each Serviced Fund’s net assets. The Transfer Agent fee allocated to the Fund for the years ended December 31, 2017, 2016 and 2015 amounted to $17,393, $23,486 and $48,759, respectively, of which $3,975 and $5,825 was payable to the Transfer Agent as of December 31, 2017 and 2016, respectively. Such fee and related payable are included in other expenses and other liabilities on the accompanying Statements of Operations and Statements of Financial Condition, respectively.

Typically the vast majority of the Fund’s U.S. dollar assets are maintained at MLPF&S. MLPF&S and any other BofA Corp. affiliates that hold the Fund’s cash assets receive economic benefits, which may be substantial, from holding this cash, even in low interest rate environments in which the Fund receives little, or no, interest on these cash assets.  BofA Corp.’s “Interest Earning Program,” which offers interest on cash balances subject to a negotiated schedule, will generally apply to Fund cash assets during any time they are maintained by the Sponsor with its affiliates.  As of December 31, 2017, the interest rate under the Interest Earning Program on U.S. dollar cash balances is the daily effective federal funds rate less 20 basis points, recalculated and accrued daily, and subject to a floor of 0%, except for currencies designated by MLPF&S as “negative interest rate currencies” (discussed below). The daily effective federal funds rate is a volume-weighted average of rates on trades arranged by major brokers and is calculated by the Federal Reserve Bank of New York using data provided by the brokers. Interest is computed based upon the daily net equity balance of the Fund’s account and is posted to the Fund’s account on a monthly basis. MLPF&S deposits certain of the Fund’s assets as margin or collateral with clearinghouses and/or depositories. As a result of the present low interest rate environment, these clearinghouses and depositories charge MLPF&S fees to account for the negative interest rates on cash balances for certain currencies, which may change from time to time. Accordingly, MLPF&S charges the Fund a “negative interest rate fee” for any currencies designated by MLPF&S as a “negative interest rate currency.”

The Fund charges Sponsor fees on the month-end Net Asset Value after all other charges at annual rates equal to 1.5% for Class A Units, 2.5% for Class C Units, 0.75% for Class D Units and 1.1% for Class I Units.  (Class D Units were not charged a Sponsor fee prior to September 1, 2017.) Class M Units are not charged a Sponsor fee. Class DT Units and Class DS Units were not charged a Sponsor fee.

The Fund pays brokerage commissions on actual cost per round-turn.  The average round-turn commission rate charged to the Fund for the years ended December 31, 2017, 2016 and 2015 was approximately $6.40, $6.25 and $6.49, respectively.

Brokerage commissions, interest, net and Sponsor fees, as presented on the Statements of Operations, are all received from or paid to related parties. Equity in commodity trading accounts, including cash and Unrealized profit (loss), as presented on the Statements of Financial Condition are held with a related party.